Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property and Equipment, net
Schedule of property and equipment, net

Property and equipment, net consists of the following ($ in millions):

	December 31,
	2018	2019
Computer equipment and software	$0.6	$1.9
Leasehold improvements	0.3	1.2
Furniture and equipment	0.2	0.7
	1.1	3.8
Accumulated depreciation	(0.1)	(0.7)
Property and equipment, net	$1.0	$3.1